Business combination - Intangible assets and useful lives (Details) - Restlet SAS $ in Thousands	Nov. 08, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Total intangible assets subject to amortization	$ 7,535
Developed technology
Disclosure of detailed information about business combination [line items]
Total intangible assets subject to amortization	$ 7,319
Useful Life	5 years
Customer relationships
Disclosure of detailed information about business combination [line items]
Total intangible assets subject to amortization	$ 216
Useful Life	1 year